Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Land	$ 14,328	$ 14,328
Building and improvements	24,944	22,821
Machinery	54,262	42,687
Research and development equipment	35,180	26,695
Software	10,484	12,902
Office furniture and equipment	11,694	11,210
Others	29,158	27,269
Property, Plant and Equipment, Gross	180,050	157,912
Accumulated depreciation and amortization	(122,148)	(111,915)
Prepayment for purchases of land, building and equipment	28,771	2,175
Property, Plant and Equipment, Net	$ 86,673	$ 48,172